Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information

Segment information for the three months ended September 30, 2025 was as follows:

	Three Months Ended September 30, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$380,780	$—	$—	$380,780
Subscription revenue	—	1,450	—	1,450
Product revenue	—	—	6,315	6,315
Total revenue	380,780	1,450	6,315	388,545

Operating Expenses
Practice salaries and benefits	180,754	—	—	180,754
Other practice operating expenses	207,068	—	—	207,068
Cost of product revenue	—	—	9,418	9,418
Selling, general and administrative expenses	—	501,940	(1,204)	500,736
Depreciation and amortization	18,981	1,174	—	20,155
Total Operating Expenses	406,803	503,114	8,214	918,131

Loss from operations	$(26,023)	$(501,664)	$(1,899)	$(529,586)

Other Segment Information
Loss on extinguishment of debt	$—	$(85,150)	$—	$(85,150)
Change in fair value of debt	$—	$197,939	$—	$197,939
Gain on change in fair value of derivative financial instruments	$—	$48,494	$—	$48,494
Amortization of original issue discounts on notes payable	$3,030	$106,440	$—	$109,470
Interest expense and other	$5,824	$45,637	$—	$51,461

Segment information for the nine months ended September 30, 2025 was as follows:

	Nine Months Ended September 30, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$1,705,635	$—	$—	$1,705,635
Subscription revenue	—	18,133	—	18,133
Product and other revenue	—	—	31,345	31,345
Total revenue	1,705,635	18,133	31,345	1,755,113

Operating Expenses
Practice salaries and benefits	868,499	—	—	868,499
Other practice operating expenses	768,439	—	—	768,439
Cost of product revenue	—	—	43,212	43,212
Selling, general and administrative expenses	—	1,558,984	22,922	1,581,906
Depreciation and amortization	71,895	3,522	—	75,417
Total Operating Expenses	1,708,833	1,562,506	66,134	3,337,473

Income (loss) from operations	$(3,198)	$(1,544,373)	$(34,789)	$(1,582,360)

Other Segment Information
Loss on extinguishment of debt	$—	$(260,122)	$—	$(260,122)
Change in fair value of debt	$—	$352,627	$—	$352,627
Gain on change in fair value of derivative financial instruments	$—	$2,762	$—	$2,762
Amortization of original issue discounts on notes payable	$8,992	$720,171	$—	$729,163
Interest expense and other	$1,557	$195,430	$—	$196,987

Identifiable Assets
Identifiable assets as of September 30, 2025	$262,577	$1,501,980	$—	$1,764,557
Identifiable assets as of December 31, 2024	$496,391	$1,719,020	$7,578	$2,222,989
	Three Months Ended September 30, 2024
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$522,795	$—	$—	$522,795
Subscription revenue	—	32,367	—	32,367
Product revenue	—	—	34,962	34,962
Total revenue	522,795	32,367	34,962	590,124

Operating Expenses
Practice salaries and benefits	449,759	—	—	449,759
Other practice operating expenses	349,467	—	—	349,467
Cost of product revenue	—	—	31,674	31,674
Selling, general and administrative expenses	—	621,688	10,140	631,828
Depreciation and amortization	81,513	1,230	—	82,743
Impairment loss	716,000	—	—	716,000
Total Operating Expenses	1,596,739	622,918	41,814	2,261,471

Loss from operations	$(1,073,944)	$(590,551)	$(6,852)	$(1,671,347)

Other Segment Information
Gain on extinguishment of debt	$—	$(2,580)	$—	$(2,580)
Change in fair value of debt	$—	$(65,344)	$—	$(65,344)
Amortization of original issue discounts on notes payable	$1,976	$320,165	$—	$322,141
Interest expense and other	$3,015	$44,540	$—	$47,555
	Nine Months Ended September 30, 2024
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,249,579	$—	$—	$2,249,579
Subscription revenue	—	48,161	—	48,161
Product and other revenue	—	—	91,694	91,694
Total revenue	2,249,579	48,161	91,694	2,389,434

Operating Expenses
Practice salaries and benefits	1,546,806	—	—	1,546,806
Other practice operating expenses	1,221,272	—	—	1,221,272
Cost of product revenue	—	—	86,976	86,976
Selling, general and administrative expenses	—	2,444,386	48,354	2,492,740
Depreciation and amortization	250,604	3,910	—	254,514
Impairment loss	716,000	—	—	716,000
Total Operating Expenses	3,734,682	2,448,296	135,330	6,318,308

Loss from operations	$(1,485,103)	$(2,400,135)	$(43,636)	$(3,928,874)

Other Segment Information
Loss on extinguishment of debt	$—	$167,647	$—	$167,647
Change in fair value of debt	$—	$(93,244)	$—	$(93,244)
Amortization of original issue discounts on notes payable	$1,976	$799,786	$—	$801,762
Interest expense and other	$8,532	$87,702	$—	$96,234

Identifiable Assets
Identifiable assets as of September 30, 2024	$579,805	$2,173,951	$4,402	$2,758,158

Segment information for the year ended December 31, 2024 was as follows:

	Year Ended December 31, 2024
	Health Services		Digital Healthcare		Medical Distribution		Total
Revenue
Patient service revenue, net		$2,872,177	$	---	$	---	$2,872,177
Subscription revenue		---		32,425		---	32,425
Product and other revenue		---		---		103,759	103,759
Total revenue		2,872,177		32,425		103,759	3,008,361

Operating Expenses
Practice salaries and benefits		1,995,127		---		---	1,995,127
Other practice operating expenses		1,556,759		---		---	1,556,759
Cost of product revenue		---		---		96,237	96,237
Selling, general and administrative expenses		---		2,974,130		64,806	3,038,936
Depreciation and amortization		277,866		5,084		---	282,950
Impairment loss		716,000		---		---	716,000
Total Operating Expenses		4,545,752		2,979,214		161,043	7,686,009

Loss from operations		$(1,673,575)		$(2,946,789)		$(57,284)	$(4,677,648)

Other Segment Information
Loss on extinguishment of debt	$	---		$178,986	$	---	$178,986
Change in fair value of debt	$	---		$(84,109)	$	---	$(84,109)
Amortization of original issue discounts on notes payable		$5,007		$1,311,158	$	---	$1,316,165
Gain from realization of contingent sale consideration receivable	$	---		$(125,355)	$	---	$(125,355)
Interest expense		$11,506		$156,638	$	---	$168,144

Identifiable Assets
Identifiable assets as of December 31, 2024		$496,391		$1,719,020		$7,578	$2,222,989

Segment information for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	Health Services		Digital Healthcare		Medical Distribution		Total
Revenue
Patient service revenue, net		$5,484,278	$	---	$	---	$5,484,278
Subscription revenue		---		58,901		---	58,901
Product and other revenue		---		---		179,200	179,200
Total revenue		5,484,278		58,901		179,200	5,722,379

Operating Expenses
Practice salaries and benefits		3,231,117		---		---	3,231,117
Other practice operating expenses		2,205,085		---		---	2,205,085
Cost of product revenue		---		---		142,501	142,501
Selling, general and administrative expenses		---		3,520,811		102,591	3,623,402
Depreciation and amortization		346,375		5,652		---	352,027
Impairment loss		319,958		---		---	319,958
Total Operating Expenses		6,102,535		3,526,463		245,092	9,874,090

Loss from operations		$(618,257)		$(3,467,562)		$(65,892)	$(4,151,711)

Other Segment Information
Loss on extinguishment of debt	$	---		$145,212	$	---	$145,212
Gain from expiration of liability classified equity instruments	$	---		$(92,641)	$	---	$(92,641)
Amortization of original issue discounts on notes payable		$423,820		$3,988	$	---	$427,808
Gain from realization of contingent sale consideration receivable		$(1,090,857)	$	---	$	---	$(1,090,857)
Interest expense and other		$22,178		$50,540	$	---	$72,718

Identifiable Assets
Identifiable assets as of December 31, 2023		$1,812,609		$2,457,849		$9,682	$4,280,140